Related Party Transactions (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended					12 Months Ended		15 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Cameron Schiffner [Member]	Sep. 30, 2011 Cameron Schiffner [Member]	Sep. 30, 2010 Cameron Schiffner [Member]	Jan. 31, 2012 Cameron Schiffner [Member] Consumer Portfolio Segment [Member]	Sep. 30, 2012 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member]	Sep. 30, 2011 Michael Shaw [Member]	Sep. 30, 2010 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member] Consumer Portfolio Segment [Member]	Jan. 31, 2012 Michael Shaw [Member] Settlement Of Note [Member]	Sep. 30, 2012 Bruce Hull [Member]	Jan. 31, 2012 Bruce Hull [Member]	Sep. 30, 2011 Bruce Hull [Member]	Sep. 30, 2012 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2010 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2012 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2010 Service Agreements [Member] Rtf Financial Holdings Inc [Member]
Selling, general and administrative	23,595	24,109	25,020														284	363	362	140	240	120
Related Party Transaction, Due from (to) Related Party																	3	16		0	45
Retention Payable				4,185	11,674	13,531			1,377	4,801	6,186				36
Consumer loans receivable, net of provision for loan losses				3,914
Business Acquisition, Contingent Consideration, Potential Cash Payment				7,240	44,967		45,520	0	23,944			23,944	12,885	171	0	0
Accrued liabilities due to third-party lender				659	2,281			0		1,257				166		0
Related Party Transaction, Expenses from Transactions with Related Party							14,407					7,578